Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation and to avoid timing such grants around the filing of periodic reports or current reports that may contain material non-public information.
Award Timing Predetermined [Flag]	false
Award Timing, How MNPI Considered [Text Block]	During the year ended December 31, 2025, we did not grant any equity awards to our named executive officers.
MNPI Disclosure Timed for Compensation Value [Flag]	false